Loans - Age Analysis of Past Due Loans, Segregated by Class of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 11,137	$ 12,505
Total Past Due Loans	12,277	19,902
Current Loans	382,375	410,366
Total Gross Loans	394,652	430,268
Accruing Loans 90 or more Days Past Due	206	76
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	10,276	11,219
Total Past Due Loans	11,200	18,565
Current Loans	309,460	322,598
Total Gross Loans	320,660	341,163
Accruing Loans 90 or more Days Past Due	179	25
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	208	1,126
Total Past Due Loans	286	1,147
Current Loans	23,507	31,986
Total Gross Loans	23,793	33,133
Accruing Loans 90 or more Days Past Due		21
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	584	947
Total Past Due Loans	649	951
Current Loans	17,526	22,342
Total Gross Loans	18,175	23,293
Accruing Loans 90 or more Days Past Due		4
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	2,993	5,131
Total Past Due Loans	3,589	5,704
Current Loans	94,223	98,342
Total Gross Loans	97,812	104,046
Accruing Loans 90 or more Days Past Due	179
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	6,491	4,015
Total Past Due Loans	6,676	10,763
Current Loans	174,204	169,928
Total Gross Loans	180,880	180,691
Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	66	257
Total Past Due Loans	252	269
Current Loans	54,274	62,211
Total Gross Loans	54,526	62,480
Accruing Loans 90 or more Days Past Due		12
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	66	245
Total Past Due Loans	252	257
Current Loans	53,509	61,168
Total Gross Loans	53,761	61,425
Accruing Loans 90 or more Days Past Due		12
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due		12
Total Past Due Loans		12
Current Loans	765	1,043
Total Gross Loans	765	1,055
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	795	1,029
Total Past Due Loans	825	1,068
Current Loans	18,641	25,557
Total Gross Loans	19,466	26,625
Accruing Loans 90 or more Days Past Due	27	39
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	7	12
Total Past Due Loans	10	21
Current Loans	1,146	1,040
Total Gross Loans	1,156	1,061
Accruing Loans 90 or more Days Past Due		9
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	788	1,017
Total Past Due Loans	815	1,047
Current Loans	17,495	24,517
Total Gross Loans	18,310	25,564
Accruing Loans 90 or more Days Past Due	27	30
Loans 90 or more Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	1,140	7,397
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	924	7,346
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	78	21
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	65	4
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	596	573
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	185	6,748
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	186	12
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	186	12
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	30	39
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	3	9
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 27	$ 30